Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 113,471,623	¥ 116,027,745
Commercial | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	27,445,726	29,805,641
Financing receivable, year 2	10,850,943	10,256,709
Financing receivable, year 3	7,634,337	9,410,172
Financing receivable, year 4	6,509,048	5,360,221
Financing receivable, year 5	3,924,194	4,736,515
Financing receivable, >5 years	8,827,987	6,945,092
Revolving loans amortized cost basis	23,380,258	19,401,336
Revolving loans converted to term loans amortized cost basis	9,236	9,776
Total	88,581,729	85,925,462
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	54,044,718	54,680,843
Commercial | Domestic | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	19,038,698	22,402,694
Financing receivable, year 2	7,937,529	6,392,946
Financing receivable, year 3	5,003,439	6,126,746
Financing receivable, year 4	4,499,174	3,840,964
Financing receivable, year 5	2,817,819	3,649,145
Financing receivable, >5 years	6,639,931	5,286,408
Revolving loans amortized cost basis	8,038,871	6,934,308
Revolving loans converted to term loans amortized cost basis	0	0
Total	53,975,461	54,633,211
Commercial | Domestic | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	18,756,933	21,936,776
Financing receivable, year 2	7,646,272	6,058,126
Financing receivable, year 3	4,669,784	5,915,318
Financing receivable, year 4	4,335,640	3,666,734
Financing receivable, year 5	2,698,956	3,551,332
Financing receivable, >5 years	6,205,070	4,847,597
Revolving loans amortized cost basis	7,686,772	6,604,586
Revolving loans converted to term loans amortized cost basis	0	0
Total	51,999,427	52,580,469
Commercial | Domestic | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	257,276	431,223
Financing receivable, year 2	266,311	319,073
Financing receivable, year 3	167,387	195,630
Financing receivable, year 4	150,834	162,176
Financing receivable, year 5	104,047	74,698
Financing receivable, >5 years	307,367	317,622
Revolving loans amortized cost basis	306,193	306,236
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,559,415	1,806,658
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	24,489	34,695
Financing receivable, year 2	24,946	15,747
Financing receivable, year 3	166,268	15,798
Financing receivable, year 4	12,700	12,054
Financing receivable, year 5	14,816	23,115
Financing receivable, >5 years	127,494	121,189
Revolving loans amortized cost basis	45,906	23,486
Revolving loans converted to term loans amortized cost basis	0	0
Total	416,619	246,084
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	34,980,279	31,486,947
Commercial | Foreign | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	8,407,028	7,402,947
Financing receivable, year 2	2,913,414	3,863,763
Financing receivable, year 3	2,630,898	3,283,426
Financing receivable, year 4	2,009,874	1,519,257
Financing receivable, year 5	1,106,375	1,087,370
Financing receivable, >5 years	2,188,056	1,658,684
Revolving loans amortized cost basis	15,341,387	12,467,028
Revolving loans converted to term loans amortized cost basis	9,236	9,776
Total	34,606,268	31,292,251
Commercial | Foreign | Normal | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	8,250,729	7,158,793
Financing receivable, year 2	2,814,362	3,704,240
Financing receivable, year 3	2,501,594	3,155,261
Financing receivable, year 4	1,881,532	1,423,064
Financing receivable, year 5	1,031,105	1,032,052
Financing receivable, >5 years	2,031,243	1,534,943
Revolving loans amortized cost basis	15,089,995	12,231,018
Revolving loans converted to term loans amortized cost basis	1,912	9,776
Total	33,602,472	30,249,147
Commercial | Foreign | Close Watch | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	149,502	200,305
Financing receivable, year 2	90,355	118,027
Financing receivable, year 3	73,253	91,867
Financing receivable, year 4	110,170	60,422
Financing receivable, year 5	36,274	51,433
Financing receivable, >5 years	93,622	69,436
Revolving loans amortized cost basis	223,203	197,405
Revolving loans converted to term loans amortized cost basis	7,324	0
Total	783,703	788,895
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	6,797	43,849
Financing receivable, year 2	8,697	41,496
Financing receivable, year 3	56,051	36,298
Financing receivable, year 4	18,172	35,771
Financing receivable, year 5	38,996	3,885
Financing receivable, >5 years	63,191	54,305
Revolving loans amortized cost basis	28,189	38,605
Revolving loans converted to term loans amortized cost basis	0	0
Total	220,093	254,209
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	13,301,505	13,182,815
Residential | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	782,446	623,328
Financing receivable, year 2	641,706	847,314
Financing receivable, year 3	976,736	822,883
Financing receivable, year 4	866,282	892,166
Financing receivable, year 5	900,959	1,304,110
Financing receivable, >5 years	9,104,691	8,660,022
Revolving loans amortized cost basis	28,685	32,984
Revolving loans converted to term loans amortized cost basis	0	8
Total	13,301,505	13,182,815
Residential | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	782,314	623,035
Financing receivable, year 2	641,499	846,787
Financing receivable, year 3	976,162	822,411
Financing receivable, year 4	865,761	891,407
Financing receivable, year 5	900,120	1,302,427
Financing receivable, >5 years	9,054,326	8,599,621
Revolving loans amortized cost basis	26,460	30,897
Revolving loans converted to term loans amortized cost basis	0	0
Total	13,246,642	13,116,585
Residential | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	132	293
Financing receivable, year 2	207	527
Financing receivable, year 3	574	472
Financing receivable, year 4	521	759
Financing receivable, year 5	839	1,683
Financing receivable, >5 years	50,365	60,401
Revolving loans amortized cost basis	2,225	2,087
Revolving loans converted to term loans amortized cost basis	0	8
Total	54,863	66,230
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	464,266	502,241
Card | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	19	14
Financing receivable, year 2	106	96
Financing receivable, year 3	182	171
Financing receivable, year 4	175	304
Financing receivable, year 5	276	110
Financing receivable, >5 years	437	513
Revolving loans amortized cost basis	400,552	417,804
Revolving loans converted to term loans amortized cost basis	62,519	60,284
Total	464,266	479,296
Card | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1	1
Financing receivable, year 2	8	10
Financing receivable, year 3	8	13
Financing receivable, year 4	9	19
Financing receivable, year 5	13	7
Financing receivable, >5 years	41	79
Revolving loans amortized cost basis	387,648	404,301
Revolving loans converted to term loans amortized cost basis	13,960	14,666
Total	401,688	419,096
Card | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	18	13
Financing receivable, year 2	98	86
Financing receivable, year 3	174	158
Financing receivable, year 4	166	285
Financing receivable, year 5	263	103
Financing receivable, >5 years	396	434
Revolving loans amortized cost basis	12,904	13,503
Revolving loans converted to term loans amortized cost basis	48,559	45,618
Total	62,578	60,200
MUAH
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	2,812,969	8,583,566
MUAH | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	364,236	1,406,996
Financing receivable, year 2	306,134	1,366,930
Financing receivable, year 3	147,821	915,570
Financing receivable, year 4	62,455	861,742
Financing receivable, year 5	50,264	770,568
Financing receivable, >5 years	122,149	1,291,561
Revolving loans amortized cost basis	1,689,069	1,882,377
Revolving loans converted to term loans amortized cost basis	0	0
Total	2,742,128	8,495,744
MUAH | Accrual | Credit Quality Based on the Number of Delinquencies | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1		472,892
Financing receivable, year 2		608,580
Financing receivable, year 3		324,369
Financing receivable, year 4		552,380
Financing receivable, year 5		516,051
Financing receivable, >5 years		656,087
Revolving loans amortized cost basis		130,514
Revolving loans converted to term loans amortized cost basis		0
Total		3,260,873
MUAH | Nonaccrual | Credit Quality Based on the Number of Delinquencies | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1		0
Financing receivable, year 2		725
Financing receivable, year 3		518
Financing receivable, year 4		1,139
Financing receivable, year 5		1,035
Financing receivable, >5 years		14,801
Revolving loans amortized cost basis		828
Revolving loans converted to term loans amortized cost basis		0
Total		19,046
MUAH | Pass | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	357,334	920,959
Financing receivable, year 2	298,658	707,841
Financing receivable, year 3	126,083	486,354
Financing receivable, year 4	48,653	287,316
Financing receivable, year 5	43,938	236,715
Financing receivable, >5 years	117,778	542,634
Revolving loans amortized cost basis	1,642,946	1,625,799
Revolving loans converted to term loans amortized cost basis	0	0
Total	2,635,390	4,807,618
MUAH | Special Mention | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	3,106	4,865
Financing receivable, year 2	0	31,361
Financing receivable, year 3	20,013	49,784
Financing receivable, year 4	2,415	14,904
Financing receivable, year 5	5,981	9,522
Financing receivable, >5 years	805	30,015
Revolving loans amortized cost basis	33,471	76,487
Revolving loans converted to term loans amortized cost basis	0	0
Total	65,791	216,938
MUAH | Classified | Credit Quality Based on Internal Credit Ratings | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	3,796	8,280
Financing receivable, year 2	7,476	18,423
Financing receivable, year 3	1,725	54,545
Financing receivable, year 4	11,387	6,003
Financing receivable, year 5	345	7,245
Financing receivable, >5 years	3,566	48,024
Revolving loans amortized cost basis	12,652	48,749
Revolving loans converted to term loans amortized cost basis	0	0
Total	40,947	191,269
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	6,822,765	6,604,645
Krungsri | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,350,265	1,316,031
Financing receivable, year 2	964,094	1,197,815
Financing receivable, year 3	901,955	958,241
Financing receivable, year 4	680,090	506,919
Financing receivable, year 5	329,847	285,427
Financing receivable, >5 years	481,981	402,752
Revolving loans amortized cost basis	2,099,727	1,922,946
Revolving loans converted to term loans amortized cost basis	14,806	14,514
Total	6,822,765	6,604,645
Krungsri | Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,297,054	1,251,246
Financing receivable, year 2	891,374	1,086,710
Financing receivable, year 3	788,828	855,915
Financing receivable, year 4	573,840	434,818
Financing receivable, year 5	270,783	241,811
Financing receivable, >5 years	363,905	314,114
Revolving loans amortized cost basis	1,961,481	1,754,840
Revolving loans converted to term loans amortized cost basis	0	0
Total	6,147,265	5,939,454
Krungsri | Under-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	42,326	52,821
Financing receivable, year 2	58,084	85,408
Financing receivable, year 3	90,519	74,848
Financing receivable, year 4	80,841	57,314
Financing receivable, year 5	45,982	31,886
Financing receivable, >5 years	78,690	57,129
Revolving loans amortized cost basis	113,283	144,447
Revolving loans converted to term loans amortized cost basis	0	0
Total	509,725	503,853
Krungsri | Non-Performing | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	10,885	11,964
Financing receivable, year 2	14,636	25,697
Financing receivable, year 3	22,608	27,478
Financing receivable, year 4	25,409	14,787
Financing receivable, year 5	13,082	11,730
Financing receivable, >5 years	39,386	31,509
Revolving loans amortized cost basis	24,963	23,659
Revolving loans converted to term loans amortized cost basis	14,806	14,514
Total	165,775	161,338
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	1,045,121	986,688
Other | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	400,482	338,342
Financing receivable, year 2	143,336	164,650
Financing receivable, year 3	85,496	84,115
Financing receivable, year 4	40,445	37,394
Financing receivable, year 5	35,346	11,030
Financing receivable, >5 years	0	8,538
Revolving loans amortized cost basis	340,016	342,619
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,045,121	986,688
Other | Accrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	398,744	335,830
Financing receivable, year 2	136,317	159,363
Financing receivable, year 3	83,278	79,608
Financing receivable, year 4	38,609	35,366
Financing receivable, year 5	32,934	10,556
Financing receivable, >5 years	0	8,201
Revolving loans amortized cost basis	328,621	331,197
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,018,503	960,121
Other | Nonaccrual | Excluding loans held for sale and covered loans
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Financing receivable, year 1	1,738	2,512
Financing receivable, year 2	7,019	5,287
Financing receivable, year 3	2,218	4,507
Financing receivable, year 4	1,836	2,028
Financing receivable, year 5	2,412	474
Financing receivable, >5 years	0	337
Revolving loans amortized cost basis	11,395	11,422
Revolving loans converted to term loans amortized cost basis	0	0
Total	¥ 26,618	¥ 26,567